ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE
Accounts receivable consist of the following:

	December 31, 2022	December 31, 2021
	$	$
Trade receivables, gross	25,935,309	25,373,946
Allowance for credit losses	(250,439)	—
Trade receivables, net	25,684,870	25,373,946

Incentives and other government assistance receivable (Note 5.1)	25,312,738	4,807,757
Financial assets	50,997,608	30,181,703

Commodity taxes receivable	4,557,779	2,791,995
Other tax credits receivable	—	38,650
Research and development tax credits receivable	7,416,155	4,886,737
Non-financial assets	11,973,934	7,717,382
	62,971,542	37,899,085

All amounts are considered short-term. The net carrying value of trade receivables is considered a reasonable approximation of their fair value.
As of December 31, 2022, amounts owing from two customers represented 19.19% and 15.24%, respectively, of the total trade accounts receivable (four customers represented 15.77%, 13.51%, 10.98% and 10.02%, respectively, as of December 31, 2021).
5- ACCOUNTS RECEIVABLE (CONTINUED)
5.1 Incentives and other governance assistance receivable
Incentives and other governance assistance receivable consist of the following:

	December 31, 2022	December 31, 2021
	$	$
Transport Canada Medium and Heavy-duty Zero-Emission Vehicles ("iMHZEV") Program	5,020,673	—
U.S. Environmental Protection Agency ("EPA") School Bus Program	3,767,713	—
Government of Quebec Ecocamionnage program	4,118,060	—
Ministry of Transportation of Quebec Programme d'électrification du transport scolaire ("PETS")	11,425,724	3,904,401
Other government assistance and incentives receivable	980,568	903,356
Incentives and other government assistance receivable	25,312,738	4,807,757